Leases (Details) - m²	1 Months Ended
	Oct. 31, 2020	Jul. 31, 2018	Dec. 31, 2025	Dec. 31, 2024
Leases [Abstract]
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]			Other assets (note 9)	Other assets (note 9)
Area of land	421	420
Lease expires date	Sep. 30, 2025	Aug. 31, 2023
Extended lease period	33 months	60 months